Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2016
Registrant Name	dei_EntityRegistrantName	T. Rowe Price U.S. Treasury Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000853437
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 26, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jul. 26, 2017
Prospectus Date	rr_ProspectusDate	May 01, 2017